Fair Value Measurements (Details) (Recurring, USD $) In Thousands, unless otherwise specified	Dec. 02, 2012	Nov. 27, 2011
Total
Fair value of financial instruments
Derivative assets	$ (250)	$ 1,401
Total | Foreign exchange and commodity derivative
Fair value of financial instruments
Derivative assets	18	1,379
Derivative liabilities	(268)	(34)
Total | Embedded foreign currency derivative in lease agreement
Fair value of financial instruments
Derivative assets		56
Significant Other Observable Inputs (Level 2)
Fair value of financial instruments
Derivative assets	(250)	1,345
Significant Other Observable Inputs (Level 2) | Foreign exchange and commodity derivative
Fair value of financial instruments
Derivative assets	18	1,379
Derivative liabilities	(268)	(34)
Significant Unobservable Inputs (Level 3)
Fair value of financial instruments
Derivative assets		56
Significant Unobservable Inputs (Level 3) | Embedded foreign currency derivative in lease agreement
Fair value of financial instruments
Derivative assets		$ 56